24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Note 24. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2013	2012
Income
Income from investment in CFSG Partners	$287,252	$ 149,715

Expenses
Marketing	$321,586	$ 284,641
State deposit tax	532,592	516,348
Amortization of tax credit investments	473,842	1,175,177
ATM fees	401,147	363,478
Telephone	358,801	338,239